Taxation - Disclosure of temporary differences, unused tax credits and unused tax losses (Details) - USD ($) $ in Billions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	$ 25.4	$ 22.5
Taxable temporary differences associated with investments in subsidiaries and equity-accounted entities	1.5	1.5
Fixed Asset Related Temporary Differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	40.4	37.3
UK Tax Authority
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	21.5	18.7
Internal Revenue Service (IRS) | US Tax Authority
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	2.3	6.6
Unused tax credits for which no deferred tax asset recognised	$ 3.9	3.8
Internal Revenue Service (IRS) | US Tax Authority | Minimum
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate computed at the weighted average statutory ratea	3.00%
Internal Revenue Service (IRS) | US Tax Authority | Maximum
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate computed at the weighted average statutory ratea	12.00%
Her Majesty's Revenue and Customs, And Other Foreign Tax Authorities, Excluding Internal Revenue Service
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 3.5	$ 4.3